Company Information - Loan agreements with a syndicate of French banks and two equity recovery loans (Details) € in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2022 EUR (€) loan	Dec. 31, 2022 loan
Loan agreements with a syndicate of French banks
Guarantee Details
Number of loan agreements	3
Total amount of loan | €	€ 5.3
Loan agreements with syndicate of French banks, under stimulus economic plan
Guarantee Details
Number of loan agreements	2
Total amount of loan | €	€ 5.3
Loan agreements with syndicate of French banks, state guaranteed loan (Pret Garanti par l'Etat)
Guarantee Details
Percentage of loan guaranteed by French state	90.00%
Equity recovery loans
Guarantee Details
Number of loan agreements		2
Financing period of loan	8 years
Repayment period for loan	4 years